Intangible Assets - Schedule of Projected Annual Amortization Expense of Intangible Assets (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] $ in Millions	Dec. 31, 2020 USD ($)
Intangible Assets Disclosure [Line Items]
2021	$ 5.4
2022	5.2
2023	4.1
2024	4.1
2025	2.5
Thereafter	5.5
Total	$ 26.8